Hospice Revenue Recognition (Medicare Cap Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Beginning balance January 1,	$ 2,965	$ 1,371
2013 measurement period	874
2012 measurement period	(2,578)	2,578
2011 measurement period		(786)
Other		(198)
Ending balance December 31,	$ 1,261	$ 2,965